Shareholder Report, Average Annual Return (Details) 194909_Aristotle Small Cap Equity Fund_Class A_TSR Annual {Class A}	12 Months Ended	29 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	5.43%	8.52%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	10.13%	10.46%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	18.09%	20.90%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	25.72%	19.19%